Stock-Based Compensation (Details 5) (USD $)						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 14, 2014	Dec. 31, 2013	May 17, 2013	Dec. 31, 2012	Dec. 31, 2013 July 2009 Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2013 March 2011 Lambda Warrants [Member]	Dec. 31, 2012 March 2011 Lambda Warrants [Member]	Dec. 31, 2013 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2013 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]
Class of Warrant or Right [Line Items]
Date Issued						Jul. 24, 2009		Mar. 10, 2011		Mar. 10, 2011		Nov. 14, 2007
Expiry Date						Jul. 24, 2014		Mar. 10, 2017		Mar. 10, 2016		Mar. 10, 2017
Total Common Shares Issuable			13,887,598		14,679,971	33,629	33,629	2,782,577	2,782,577	2,264,817	3,057,190	8,806,575	8,806,575	8,806,575
Exercise Price	$ 0.30	$ 0.30	$ 0.45	$ 0.60	$ 0.45	$ 22.40		$ 0.40		$ 0.40		$ 0.40